Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001005020
Document Creation Date	dei_DocumentCreationDate	Nov. 30, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 30, 2018
Prospectus Date	rr_ProspectusDate	Jan. 28, 2018